Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain loss on re-measurement of contingent consideration provision	$ 1.3	$ (6.3)